CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances at central banks		£ 54,663	£ 58,521
Less: mandatory reserve deposits	[1]	(2,553)
		52,110
Loans and advances to banks		6,283	4,246
Less: amounts with a maturity of three months or more		(3,169)
		3,114
Total cash and cash equivalents		£ 55,224	58,708	[2]
Previously stated [member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances at central banks			58,521		£ 47,452
Less: mandatory reserve deposits	[1]		(957)		(914)
			57,564		46,538
Loans and advances to banks			6,611		26,902
Less: amounts with a maturity of three months or more			(3,193)		(11,052)
			3,418		15,850
Total cash and cash equivalents			£ 60,982		£ 62,388	£ 71,953

[1]	Mandatory reserve deposits are held with local central banks in accordance with statutory requirements; these deposits are not available to finance the Group's day-to-day operations.
[2]	Adjusted for IFRS 9